Significant Agreements and Contracts - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		78 Months Ended	84 Months Ended	1 Months Ended			6 Months Ended	1 Months Ended																3 Months Ended		12 Months Ended				78 Months Ended	1 Months Ended			6 Months Ended	1 Months Ended	6 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	Oct. 31, 2011 National Institutes of Health's (NIH) National Institute of Allergy and Infectious Diseases (NIAID) Division [Member]	Sep. 30, 2011 National Institutes of Health's (NIH) National Institute of Allergy and Infectious Diseases (NIAID) Division [Member]	Jul. 31, 2011 National Institutes of Health's (NIH) National Institute of Allergy and Infectious Diseases (NIAID) Division [Member]	Jun. 30, 2013 National Institutes of Health's (NIH) National Institute of Allergy and Infectious Diseases (NIAID) Division [Member]	Oct. 31, 2011 National Institutes of Health's (NIH) National Institute of Allergy and Infectious Diseases (NIAID) Division [Member] Maximum [Member]	Sep. 30, 2011 National Institutes of Health's (NIH) National Institute of Allergy and Infectious Diseases (NIAID) Division [Member] Maximum [Member]	Jul. 31, 2011 National Institutes of Health's (NIH) National Institute of Allergy and Infectious Diseases (NIAID) Division [Member] Maximum [Member]	Jan. 31, 2012 Biomedical Advanced Research and Development Authority (BARDA) [Member]	Feb. 29, 2012 Biomedical Advanced Research and Development Authority (BARDA) [Member] Maximum [Member]	Jan. 31, 2012 Biomedical Advanced Research and Development Authority (BARDA) [Member] Maximum [Member]	Jan. 31, 2013 Biomedical Advanced Research and Development Authority (BARDA) [Member] Maximum [Member] Subsequent Events [Member]	Sep. 30, 2011 National Institutes of Health's (NIH) National Institute of Allergy and Infectious Diseases (NIAID) Division [Member]	Jul. 31, 2011 National Institutes of Health's (NIH) National Institute of Allergy and Infectious Diseases (NIAID) Division [Member]	Sep. 30, 2011 National Institutes of Health's (NIH) National Institute of Allergy and Infectious Diseases (NIAID) Division [Member] Maximum [Member]	Jul. 31, 2011 National Institutes of Health's (NIH) National Institute of Allergy and Infectious Diseases (NIAID) Division [Member] Maximum [Member]	Jan. 31, 2012 Biomedical Advanced Research and Development Authority (BARDA) [Member]	Jan. 31, 2012 Biomedical Advanced Research and Development Authority (BARDA) [Member] Maximum [Member]	Apr. 30, 2010 License Agreement with Harvard University (the University) [Member]	Jan. 31, 2007 License Agreement with Harvard University (the University) [Member]	Aug. 31, 2006 License Agreement with Harvard University (the University) [Member]	Jun. 30, 2013 License Agreement with Harvard University (the University) [Member]	Jun. 30, 2012 License Agreement with Harvard University (the University) [Member]	Dec. 31, 2012 License Agreement with Harvard University (the University) [Member]	Dec. 31, 2011 License Agreement with Harvard University (the University) [Member]	Dec. 31, 2010 License Agreement with Harvard University (the University) [Member]	Dec. 31, 2009 License Agreement with Harvard University (the University) [Member]	Dec. 31, 2012 License Agreement with Harvard University (the University) [Member]	Aug. 31, 2006 License Agreement with Harvard University (the University) [Member] License [Member]	Aug. 31, 2006 License Agreement with Harvard University (the University) [Member] Patents [Member]	Nov. 30, 2011 Subaward Under the NIAID Grant [Member] National Institutes of Health's (NIH) National Institute of Allergy and Infectious Diseases (NIAID) Division [Member]	Jun. 30, 2013 Subaward Under the NIAID Grant [Member] National Institutes of Health's (NIH) National Institute of Allergy and Infectious Diseases (NIAID) Division [Member]	Oct. 31, 2011 Subcontract with CUBRC [Member] National Institutes of Health's (NIH) National Institute of Allergy and Infectious Diseases (NIAID) Division [Member]	Jun. 30, 2013 Subcontract with CUBRC [Member] National Institutes of Health's (NIH) National Institute of Allergy and Infectious Diseases (NIAID) Division [Member]	Oct. 31, 2011 Subcontract with CUBRC [Member] National Institutes of Health's (NIH) National Institute of Allergy and Infectious Diseases (NIAID) Division [Member] Maximum [Member]	Feb. 29, 2012 Subcontract with CUBRC [Member] Biomedical Advanced Research and Development Authority (BARDA) [Member]	Jun. 30, 2013 Subcontract with CUBRC [Member] Biomedical Advanced Research and Development Authority (BARDA) [Member]	Dec. 31, 2012 Subcontract with CUBRC [Member] Biomedical Advanced Research and Development Authority (BARDA) [Member]	Feb. 29, 2012 Subcontract with CUBRC [Member] Biomedical Advanced Research and Development Authority (BARDA) [Member] Maximum [Member]	Dec. 31, 2012 Subcontract with CUBRC [Member] Biomedical Advanced Research and Development Authority (BARDA) [Member] February 1, 2012 through January 31, 2013 [Member]	Feb. 29, 2012 Subcontract with CUBRC [Member] Biomedical Advanced Research and Development Authority (BARDA) [Member] February 1, 2012 through January 31, 2013 [Member]	Jan. 31, 2013 Subcontract with CUBRC [Member] Biomedical Advanced Research and Development Authority (BARDA) [Member] February 1, 2013 through January 31, 2014 [Member] Subsequent Events [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Research and development expenses	$ 6,924,000	$ 4,261,000	$ 11,022,000	$ 8,262,000	$ 17,294,000	$ 17,737,000	$ 74,930,000	$ 86,129,000																				$ 312,000								$ 250,000	$ 61,000
Number of common stock to be issued																												31,379
Upfront and milestone payments																													15,100,000		15,100,000				15,100,000
Milestone payments																													0	0	0	1,100,000	0	325,000.0
Upfront and milestone payments																																			1,700,000
Payment for additional intellectual property																										25,000	25,000
Awarded contract for development, amount													35,800,000	35,800,000	2,800,000		67,000,000	67,000,000	13,900,000			35,800,000	2,800,000		67,000,000
Awarded contract for development, Contract period									5 years	5 years	5 years					5 years				5 years	5 years			5 years														55 months		5 years			5 years
Awarded contract for development, amount to be funded																																						980,000		13,300,000	3,400,000	13,300,000				39,800,000
Increase in contract																																							100,000		1,600,000			9,300,000
Contract receivable year one																																									5,900,000			6,300,000			6,300,000	6,300,000	6,400,000
Contractual amount during the twelve-month base period																																									7,500,000			15,600,000
Proceed from awarded contract for development																																							400,000		3,400,000			7,500,000	3,400,000
Project termination days												25 months
Contractual amount increased																																							600,000
Contractual amount during the twelve-month base period																																							$ 700,000